NOTE 12. THIRD PARTY BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Summary of short-term borrowings
	Weighted-average interest rate
	December 31,			December 31,
	2012	2011	Maturities	2012	2011

Short-term bank loans	7.03%	7.61%	February 2013 to November 2013	$102,458	$126,966
Lease securitization borrowings	—	10.62%	June 2012	—	23,013
Total	7.03%	8.07%		$102,458	$149,979

Summary of Long-term borrowings
	Weighted-average interest rate
	December 31,			December 31,
	2012	2011	Maturities	2012	2011

Long-term bank loans	—	7.32%	August 2012	$—	$44,438
Less: current maturities of long-term bank loans				—	(44,438)
Long-term bank loans				$—	$—